Fees and Expenses - 1290 Equity 500 Index Fund	Oct. 30, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated, that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund had not commenced investment operations prior to the date of this prospectus, it does not have portfolio turnover information for the most recent fiscal year to report.